Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Aug. 31, 2019	Aug. 31, 2018
Income Taxes (Details Narrative)
Net operating loss carryforwards	$ 30,686,000	$ 26,673,000
Operating loss carryforwards, expiry year	2029
Change in valuation allowance	$ (5,159,000)	$ (3,493,000)
Gross deferred tax assets	1,277,000
Net operating losses	$ 3,843,000
Net operating loss carryforwards, limitations on use	This NOL has an indefinite life but are limited to 80%.